Consolidated Statements of Comprehensive Loss	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)
Consolidated Statements of Loss
Net income (loss)		$ (363,812)	$ 1,360,699			$ (1,253,534)
Other comprehensive income (loss):Items that will not be reclassified subsequently to profit and loss:
Revaluation of marketable securities		(715,125)	(626,438)			(11,234)
Total other comprehensive income (loss)		(715,125)	(626,438)			(11,234)
Comprehensive income (loss)	$ (1,078,937)	$ (1,078,937)	$ 734,261	$ 734,261	$ (1,264,768)	$ (1,264,768)